Key Management Remuneration	12 Months Ended
Jun. 30, 2020
Related Party [Abstract]
Key Management Remuneration
Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2020 £’000	2019 £’000	2018 £’000

Remuneration paid	£1,405	£1,281	£1,204
Company contribution to pension scheme	71	65	50
Share-based compensation	1,731	1,164	107
Total	£3,207	£2,510	£1,361

Emoluments of highest paid director:
Remuneration paid	£694	£620	£589
Company contributions to pension scheme	53	47	34
Share-based compensation	970	501	25
Total	£1,717	£1,168	£648

There were 2 directors who were members of a pension scheme during the year (2019: 2; 2018: 2).
The highest paid director exercised 22,500 options during the year (2019: 654,195, 2018: nil) and was granted 55,788 options under a long-term incentive plan (2019: 90,000; 2018: nil).